Trade Payables - Summary of Trade Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade And Other Current Payables [Abstract]
Invoices received - supplier not part of factoring facility	€ 42,966	€ 36,212
Invoices received - supplier factoring facility	11,849	11,190
Accruals for invoices to be received	19,448	21,074
Total	€ 74,263	€ 68,476